Operating leases (Details Textual) $ in Millions	Sep. 30, 2018 USD ($)
Operating Lease, Weighted Average Remaining Lease Term	6 years 8 months 12 days
Spot Charters [Member]
Operating Leases, Future Minimum Payments Receivable	$ 20.3
Spot Charters [Member] | Maximum [Member]
Lessor, Operating Lease, Term of Contract	1 year